Form N-CSR Cover	6 Months Ended
Apr. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Income Builder
Entity Central Index Key	0000811968
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026